Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Summary of Aging of Groups Trade Receivables

The aging of the Group’s trade receivables is as follows:

	2022	2021
Current	83,020	78,771
1-30 days past due	9,739	18,387
31-60 days past due	4,630	4,268
61-90 days past due	1,431	1,159
91- days past due	5,865	3,817
Gross carrying amount	104,685	106,402
Allowance for expected credit losses	(3,730)	(883)
Net carrying amount	100,955	105,519

Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities

The tables below analyze the Group’s financial liabilities into maturity groupings based on their contractual maturities for:

a)
all non-derivative financial liabilities; and
b)
net settled derivative financial instruments for which the contractual maturities represent the timing of the cash flows.
amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

December 31, 2022	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade payables	82,516	—	—	—	—	82,516	82,516
Liabilities to credit institutions	49,327	1,127	1,443	1,376	—	53,273	52,590
Lease liabilities	4,671	14,015	13,328	35,201	113,277	180,492	99,108
Total non-derivatives	136,514	15,142	14,771	36,577	113,277	316,281	234,214

Derivatives
Interest rate swaps - net settled	388	—	—	—	—	388	316
Total derivatives	388	—	—	—	—	388	316

December 31, 2021	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade payables	93,043	—	—	—	—	93,043	93,043
Liabilities to credit institutions	1,240	4,904	—	—	—	6,144	5,987
Lease liabilities	4,275	12,826	19,134	39,702	200,327	276,265	143,219
Total non-derivatives	98,558	17,730	19,134	39,702	200,327	375,452	242,249

Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Allowance for Expected Credit Losses of Trade Receivables

The movements in the Group’s allowance for expected credit losses of trade receivables are as follows:

	2022	2021
As at January 1	(883)	(712)
Increase of allowance recognized in statement of operations during the year	(3,666)	(490)
Receivables written off during the year as uncollectible	205	—
Unused amount reversed	578	290
Translation differences	36	29
As at December 31	(3,730)	(883)

Currency Risk
Disclosure Of Financial Instruments [Line Items]
Summary of Exposure to Foreign Currency Risk

The Group’s primary exposure to foreign currency risk at the end of the reporting period, expressed in thousands of USD was as follows:

	As at December 31, 2022
	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY
Trade receivables	—	6,864	25	—
Short-term deposits	—	—	—	4,315
Liabilities to credit institutions	—	(4,002)	—	—
Trade payables	(942)	(15,944)	—	—
Lease liabilities	—	(2,615)	—	—
Total	(942)	(15,697)	25	4,315

	As at December 31, 2021
	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY
Trade receivables	—	9,220	382	—
Short-term deposits	—	—	—	78,766
Liabilities to credit institutions	—	(5,314)	—	—
Trade payables	(723)	(14,732)	(1,238)	—
Lease liabilities	—	(2,903)	—	—
Total	(723)	(13,729)	(856)	78,766

Summary of Sensitivity Analysis

The Group is primarily exposed to changes in USD/SEK, EUR/SEK, GBP/SEK and CNY/SEK exchange rates. The Group’s risk exposure in foreign currencies:

Impact on loss before tax
	2022	2021	2020
USD/SEK exchange rate—increase/decrease 10%	+/- 94	+/- 72	+/- 4,444
EUR/SEK exchange rate—increase/decrease 10%	+/- 1,471	+/- 1,211	+/- 6,129
GBP/SEK exchange rate—increase/decrease 10%	+/- 17	+/- 63	+/- 2,786
CNY/SEK exchange rate—increase/decrease 10%	+/- 3,003	+/- 7,877	—

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis

Profit or loss is sensitive to higher/lower interest expense primarily from liabilities to credit institutions as a result of changes in interest rates.

	Impact on loss before tax
	2022	2021	2020
Interest rates - increase/decrease by 100 basis points	+/- 526	+/- 60	+/- 996

Fair value/price risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis	Profit or loss is sensitive to changes in fair value from short-term investments.

	Impact on loss before tax
	2022	2021	2020
Fair value - increase/decrease by 10%	—	+/- 25	—